Related Parties Transactions (Details) - Schedule of purchases from related parties - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Purchase of fuel, freight, fishing nets and other on-board consumables
Purchase of fuel, freight, fishing nets and other on-board consumables	$ 37,099,143	$ 13,284,118	$ 5,025,416
Purchase of vessel maintenance service
Purchase of vessel maintenance service	4,201	7,144	481,119
Purchase of inventory
Purchase of inventory	17,462,277	17,186,623
Purchase of storage and transportation service
Purchase of storage and transportation service		707,153	114,230
Fuzhou Honglong Ocean Fishery Co., Ltd. [Member]
Purchase of fuel, freight, fishing nets and other on-board consumables
Purchase of fuel, freight, fishing nets and other on-board consumables	17,986,745	2,001,375	5,021,348
Purchase of storage and transportation service
Purchase of storage and transportation service			114,230
Fujian Jingfu Marine Fishery Development Co., Ltd [Member]
Purchase of fuel, freight, fishing nets and other on-board consumables
Purchase of fuel, freight, fishing nets and other on-board consumables	2,297,533
Zhiyan Lin [Member]
Purchase of fuel, freight, fishing nets and other on-board consumables
Purchase of fuel, freight, fishing nets and other on-board consumables		2,950	4,068
Purchase of vessel maintenance service
Purchase of vessel maintenance service	4,201	7,144
Huna Lin [Member]
Purchase of fuel, freight, fishing nets and other on-board consumables
Purchase of fuel, freight, fishing nets and other on-board consumables	16,814,865	11,279,793
Purchase of vessel maintenance service
Purchase of vessel maintenance service			481,119
Xiamen International Trade Honglong Industrial Co., Ltd. [Member]
Purchase of inventory
Purchase of inventory	3,421,288
Global Deep Ocean [Member]
Purchase of inventory
Purchase of inventory	14,040,989	17,186,623
Fujian Jingfu Ocean Fishery Development Co., Ltd. [Member]
Purchase of storage and transportation service
Purchase of storage and transportation service		$ 707,153